PENSION LIABILITIES, NET (Schedule Of Assumptions Used) (Details)	Dec. 31, 2016	Dec. 31, 2015
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Discount rate	2.30%	2.70%
Rate of compensation increase	2.25%	2.50%